INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of United States and foreign income (loss) before income taxes and minority interest
	Years Ended December 31,
	2018	2017	2016
	(in thousands)
United States	$13,381	$(29,673)	$7,905
Foreign	(8,939)	37,917	(6,985)
	$4,442	$8,244	$920

Schedule of components of the provision (benefit) for income taxes
	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Current
Federal	$—	$—	$—
State	—	—	—
Foreign	$(890)	$2,355	17
Total Current	$(890)	$2,355	$17
Deferred
Federal	—	—	—
State	—	—	—
Foreign	512	(1,092)	771
Total Deferred	512	(1,092)	771
Total	$(378)	$1,263	$788

Summary of unrecognized tax benefits

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB’s)	$18,728	$20,137	$22,694
Lapse of statute of limitations	(1,232)	(1,409)	(2,557)
Ending balance—UTB	17,496	18,728	20,137
UTB’s as a credit in deferred taxes	(14,604)	(14,604)	(14,604)
Federal benefit of state taxes	(2,063)	(2,063)	(2,063)
UTB’s that would impact the effective tax rate	$829	$2,061	$3,470

Summary of the components of net deferred tax assets

	December 31,	December 31,
	2018	2017
	(in thousands)
Deferred Tax Assets
Deferred revenue and customer advances, net	$27	$663
Prepaid expense	28	—
Net operating loss carryforward	164,512	165,408
Tax credit carryforwards	32,958	60,807
Writedown/amortization of intangible assets and goodwill	241	1,421
Fixed assets	3,500	3,448
Demo equipment income	4,439	4,415
Other	14,205	13,230
Total Deferred Tax Assets	219,910	249,392
Deferred Tax Liabilities
Prepaid expense	—	(29)
Allowance and reserves	(10,671)	(9,689)
Accrued warranties	(302)	(330)
Total Deferred Tax Liabilities	(10,973)	(10,048)
Total Net Deferred Tax Assets	$208,937	$239,344
Less: Valuation Allowance	$(206,630)	$(236,332)
Total Net Deferred Tax Assets	2,307	3,012

Schedule of reconciliation of effective income tax amount and the federal statutory amount

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Federal tax (benefit) at statutory rate	$1,120	$2,885	$322
Stock compensation expense	184	295	463
Effect of differences in foreign tax rates	2,113	(6,793)	4,475
Summary of Interpretation No. 48 (“Fin 48”) Reserve	(1,230)	(1,478)	(2,465)
Change in deferred tax valuation allowance	(1,679)	5,971	(3,015)
Other	(886)	383	1,008
Total Tax Expense	$(378)	$1,263	$788